UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21522

Name of Fund:    BlackRock Dividend Income Trust (BQY)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Dividend Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Dividend Income Trust (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.3%
Honeywell International, Inc. (a)	11,700	$1,067,391
Lockheed Martin Corp. (a)	4,330	653,440
United Technologies Corp. (a)	9,400	1,071,788

		2,792,619
Beverages — 1.8%
The Coca-Cola Co.	22,200	839,604
PepsiCo, Inc. (a)	7,500	602,700
Treasury Wine Estates Ltd.	35,566	113,767

		1,556,071
Capital Markets — 1.8%
The Goldman Sachs Group, Inc. (a)	2,600	426,712
Morgan Stanley (a)	21,100	622,661
T Rowe Price Group, Inc. (a)	5,700	447,108

		1,496,481
Chemicals — 2.9%
BASF SE	9,600	1,026,361
PPG Industries, Inc. (a)	5,900	1,075,924
Solvay SA	2,300	321,132

		2,423,417
Commercial Banks — 7.8%
Australia & New Zealand Banking Group Ltd.	18,000	474,125
Bank of Nova Scotia (a)	11,700	641,858
Hang Seng Bank Ltd.	17,500	274,722
HSBC Holdings PLC — ADR (a)	24,100	1,240,909
M&T Bank Corp. (a)	4,500	501,795
National Australia Bank Ltd.	32,300	939,013
U.S. Bancorp.	22,600	897,898
United Overseas Bank Ltd.	18,310	286,310
Wells Fargo & Co. (a)	30,500	1,382,870

		6,639,500
Construction & Engineering — 0.9%
Vinci SA	12,100	791,215
Consumer Finance — 0.7%
American Express Co. (a)	6,600	561,132
Distributors — 0.6%
Genuine Parts Co. (a)	6,200	509,950
Diversified Financial Services — 1.1%
Bank of America Corp. (a)	17,100	286,425
CME Group, Inc. (a)	8,700	650,412

		936,837
Diversified Telecommunication Services — 5.8%
AT&T Inc. (a)	64,950	2,164,134
Frontier Communications Corp.	196,300	922,610
TeliaSonera AB	53,400	395,483
Verizon Communications, Inc. (a)	29,200	1,402,184

		4,884,411

Common Stocks	Shares	Value
Electric Utilities — 3.0%
Duke Energy Corp. (a)	5,200	$367,224
NextEra Energy, Inc. (a)	15,400	1,415,722
SSE PLC	35,000	750,889

		2,533,835
Electrical Equipment — 2.1%
Emerson Electric Co. (a)	26,800	1,767,192
Food & Staples Retailing — 0.8%
Wal-Mart Stores, Inc. (a)	8,714	650,762
Food Products — 4.2%
General Mills, Inc. (a)	35,200	1,690,304
Kraft Foods Group, Inc. (a)	9,933	519,993
Mondelez International, Inc., Class A (a)	29,200	956,300
Nestle SA	5,700	413,087

		3,579,684
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories (a)	11,100	406,926
Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp. (a)	12,900	1,214,793
Household Products — 1.4%
The Procter & Gamble Co. (a)	15,600	1,195,272
Industrial Conglomerates — 4.7%
3M Co. (a)	11,200	1,435,728
General Electric Co.	53,800	1,351,994
Hopewell Holdings Ltd.	85,684	296,880
Keppel Corp. Ltd.	53,800	438,127
Siemens AG — ADR (a)	3,700	467,273

		3,990,002
Insurance — 5.4%
Aflac, Inc.	7,100	445,738
Allianz SE	3,600	598,469
The Chubb Corp.	9,500	803,130
Cincinnati Financial Corp. (a)	11,400	552,330
MetLife, Inc. (a)	6,600	323,730
Prudential Financial, Inc. (a)	18,100	1,527,459
Zurich Insurance Group AG	976	282,982

		4,533,838
IT Services — 1.2%
Automatic Data Processing, Inc. (a)	13,400	1,026,440
Leisure Equipment & Products — 0.5%
Mattel, Inc. (a)	11,800	446,512
Machinery — 0.9%
Scania AB, B Shares	37,400	764,133
Media — 2.2%
The Walt Disney Co. (a)	25,500	1,851,555

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipt AUD Australian Dollar CAD Canadian Dollar CHF Swiss Franc EUR Euro GBP British Pound	HKD Hong Kong Dollar JPY Japanese Yen SEK Swedish Krona SGD Singapore Dollar USD US Dollar

JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Dividend Income Trust (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Mining — 1.1%
BHP Billiton Ltd. — ADR (a)	8,012	$512,367
BHP Billiton PLC	14,150	416,556

		928,923
Multi-Utilities — 3.8%
Ameren Corp.	22,700	858,968
Dominion Resources, Inc.	23,500	1,595,885
Sempra Energy (a)	4,800	445,008
Wisconsin Energy Corp.	8,300	354,161

		3,254,022
Office Electronics — 0.5%
Canon, Inc. — ADR	3,700	107,929
Ricoh Co. Ltd.	32,000	336,266

		444,195
Oil, Gas & Consumable Fuels — 10.4%
Chevron Corp. (a)	16,300	1,819,569
Enbridge, Inc.	24,600	1,032,813
Exxon Mobil Corp.	27,000	2,488,320
Royal Dutch Shell PLC — ADR	6,850	473,335
Santos Ltd.	66,600	778,142
Suncor Energy, Inc. (a)	3,450	113,343
Total SA — ADR	28,000	1,600,760
TransCanada Corp. (a)	10,700	465,180

		8,771,462
Pharmaceuticals — 10.3%
AbbVie, Inc. (a)	10,287	506,429
AstraZeneca PLC	17,700	1,122,430
Bristol-Myers Squibb Co. (a)	34,300	1,713,971
GlaxoSmithKline PLC	32,425	833,458
Johnson & Johnson	15,700	1,388,979
Merck & Co., Inc. (a)	15,800	836,926
Pfizer, Inc. (a)	50,200	1,526,080
Sanofi	3,400	332,390
Takeda Pharmaceutical Co. Ltd.	10,800	501,974

		8,762,637
Real Estate Investment Trusts (REITs) — 3.1%
Equity Residential (a)	10,800	598,104
HCP, Inc.	12,000	469,800
Health Care REIT, Inc. (a)	10,700	619,744
Keppel REIT	15,824	13,943
Liberty Property Trust	7,200	262,080
Ventas, Inc. (a)	11,213	699,579

		2,663,250
Road & Rail — 0.3%
CSX Corp. (a)	10,600	285,246

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 2.2%
Intel Corp. (a)	41,900	$1,028,226
Microchip Technology, Inc. (a)	19,500	874,770

		1,902,996
Software — 2.8%
Microsoft Corp. (a)	41,500	1,570,775
Oracle Corp. Japan	9,300	369,343
SAP AG — ADR	5,450	416,489

		2,356,607
Specialty Retail — 2.9%
Hennes & Mauritz AB, B Shares	21,500	924,489
The Home Depot, Inc. (a)	19,500	1,498,575

		2,423,064
Thrifts & Mortgage Finance — 0.3%
Hudson City Bancorp, Inc.	25,800	233,232
Tobacco — 4.4%
Altria Group, Inc. (a)	40,700	1,433,454
British American Tobacco PLC	17,300	825,516
Philip Morris International, Inc. (a)	10,400	812,656
Reynolds American, Inc. (a)	12,800	620,800

		3,692,426
Total Long-Term Investments (Cost — $79,712,844) — 97.1%		82,270,637

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	2,789,648	2,789,648
Total Short-Term Securities (Cost — $2,789,648) — 3.3%		2,789,648

Total Investments Before Options Written
(Cost — $82,502,492*) — 100.4%		85,060,285

Options Written
(Premiums Received — $528,351) — (0.5)%		(414,430)
Total Investments Net of Options Written — 99.9%		84,645,855
Other Assets Less Liabilities — 0.1%		48,502

Net Assets — 100.0%		$84,694,357

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$86,536,524

Gross unrealized appreciation	$4,508,737
Gross unrealized depreciation	(5,984,976)

Net unrealized depreciation	$(1,476,239)

2	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Dividend Income Trust (BQY)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Represents the current yield as of report date.

(c)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,708,345	(918,697)	2,789,648	$613

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,271	CAD	7,000	RBS Securities, Inc.	2/03/14	$(14)
USD	1,652	GBP	1,000	Barclays Bank PLC	2/03/14	8
USD	10,991	JPY	1,123,467	Canadian Imperial Bank of Commerce	2/03/14	(6)
USD	8,703	AUD	10,000	Barclays Bank PLC	2/04/14	(48)
USD	4,051	EUR	3,000	Bank of America N.A.	2/04/14	5
Total						$(55)

•	Exchange-traded options written as of January 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Honeywell International, Inc.	Call	USD	89.25	2/04/14	23	$(4,767)
CME Group, Inc.	Call	USD	76.00	2/07/14	12	(1,080)
CME Group, Inc.	Call	USD	77.00	2/07/14	12	(570)
HSBC Holdings PLC - ADR	Call	USD	53.50	2/13/14	96	(1,086)
Chevron Corp.	Call	USD	123.00	2/14/14	7	(38)
Microsoft Corp.	Call	USD	37.50	2/14/14	20	(1,790)
Microsoft Corp.	Call	USD	38.00	2/14/14	34	(2,125)
Pfizer, Inc.	Call	USD	31.50	2/14/14	44	(352)
Abbott Laboratories	Call	USD	40.00	2/24/14	44	(66)
AbbVie, Inc.	Call	USD	52.50	2/24/14	41	(1,127)
American Express Co.	Call	USD	90.00	2/24/14	9	(266)
AT&T Inc.	Call	USD	35.00	2/24/14	37	(241)
Automatic Data Processing, Inc.	Call	USD	80.00	2/24/14	53	(1,458)
Bank of America Corp.	Call	USD	16.00	2/24/14	34	(3,043)
Bank of America Corp.	Call	USD	17.00	2/24/14	34	(969)
Bank of Nova Scotia	Call	CAD	64.00	2/24/14	46	(268)
BHP Billiton Ltd. - ADR	Call	USD	67.50	2/24/14	16	(544)
CME Group, Inc.	Call	USD	77.50	2/24/14	11	(880)
CSX Corp.	Call	USD	27.50	2/24/14	21	(504)
Duke Energy Corp.	Call	USD	70.00	2/24/14	20	(2,150)
General Mills, Inc.	Call	USD	49.00	2/24/14	140	(4,060)
Genuine Parts Co.	Call	USD	85.00	2/24/14	25	(1,500)
The Goldman Sachs Group, Inc.	Call	USD	180.00	2/24/14	10	(210)
Health Care REIT, Inc.	Call	USD	57.50	2/24/14	21	(1,995)
The Home Depot, Inc.	Call	USD	82.50	2/24/14	36	(270)
Intel Corp.	Call	USD	26.00	2/24/14	83	(457)
Lockheed Martin Corp.	Call	USD	160.00	2/24/14	17	(510)

JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock Dividend Income Trust (BQY)

•	Exchange-traded options written as of January 31, 2014 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Merck & Co., Inc.	Call	USD	50.00	2/24/14	18	$(5,805)
Microsoft Corp.	Call	USD	40.00	2/24/14	54	(729)
Mondelez International, Inc., Class A	Call	USD	37.00	2/24/14	58	(232)
Morgan Stanley	Call	USD	34.00	2/24/14	43	(86)
PepsiCo, Inc.	Call	USD	82.50	2/24/14	30	(1,695)
Pfizer, Inc.	Call	USD	32.00	2/24/14	87	(609)
PPG Industries, Inc.	Call	USD	185.00	2/24/14	23	(5,290)
Prudential Financial, Inc.	Call	USD	92.50	2/24/14	36	(756)
Reynolds American, Inc.	Call	USD	49.00	2/24/14	51	(3,825)
Sempra Energy	Call	USD	92.50	2/24/14	19	(3,563)
Suncor Energy, Inc.	Call	CAD	38.00	2/24/14	6	(110)
TransCanada Corp.	Call	CAD	48.00	2/24/14	42	(3,526)
Ventas, Inc.	Call	USD	60.00	2/24/14	22	(6,490)
Verizon Communications, Inc.	Call	USD	50.00	2/24/14	16	(344)
Wal-Mart Stores, Inc.	Call	USD	77.50	2/24/14	17	(468)
Wal-Mart Stores, Inc.	Call	USD	82.50	2/24/14	17	(51)
Wells Fargo & Co.	Call	USD	45.00	2/24/14	27	(2,160)
3M Co.	Call	USD	136.00	2/28/14	22	(550)
Altria Group, Inc.	Call	USD	36.00	2/28/14	2	(66)
Altria Group, Inc.	Call	USD	38.00	2/28/14	80	(360)
The Home Depot, Inc.	Call	USD	81.00	2/28/14	13	(533)
Honeywell International, Inc.	Call	USD	89.25	2/28/14	23	(6,127)
Intel Corp.	Call	USD	25.50	2/28/14	1	(14)
McDonald’s Corp.	Call	USD	97.00	2/28/14	26	(637)
Microsoft Corp.	Call	USD	37.50	2/28/14	12	(1,230)
Verizon Communications, Inc.	Call	USD	49.00	2/28/14	50	(2,750)
Cincinnati Financial Corp.	Call	USD	50.75	3/06/14	45	(1,307)
3M Co.	Call	USD	130.00	3/07/14	22	(3,729)
The Home Depot, Inc.	Call	USD	80.00	3/07/14	29	(2,204)
M&T Bank Corp.	Call	USD	116.00	3/11/14	18	(1,087)
Mattel, Inc.	Call	USD	45.50	3/17/14	46	(51)
Bristol-Myers Squibb Co.	Call	USD	52.50	3/24/14	137	(11,097)
Chevron Corp.	Call	USD	118.25	3/24/14	29	(1,530)
Emerson Electric Co.	Call	USD	70.00	3/24/14	107	(5,082)
Equity Residential	Call	USD	55.00	3/24/14	43	(7,095)
Intel Corp.	Call	USD	26.00	3/24/14	83	(1,453)
McDonald’s Corp.	Call	USD	97.50	3/24/14	26	(1,027)
Merck & Co., Inc.	Call	USD	52.50	3/24/14	34	(5,474)
MetLife, Inc.	Call	USD	50.00	3/24/14	7	(942)
MetLife, Inc.	Call	USD	55.00	3/24/14	19	(428)
Microchip Technology, Inc.	Call	USD	48.00	3/24/14	78	(1,755)
Morgan Stanley	Call	USD	35.00	3/24/14	42	(294)
NextEra Energy, Inc.	Call	USD	85.00	3/24/14	22	(15,840)
Pfizer, Inc.	Call	USD	32.00	3/24/14	44	(880)
Philip Morris International, Inc.	Call	USD	85.00	3/24/14	17	(366)
The Procter & Gamble Co.	Call	USD	80.00	3/24/14	24	(1,368)
Prudential Financial, Inc.	Call	USD	92.50	3/24/14	36	(2,034)
Siemens AG - ADR	Call	USD	135.00	3/24/14	14	(1,155)
Suncor Energy, Inc.	Call	CAD	37.00	3/24/14	7	(487)
T Rowe Price Group, Inc.	Call	USD	85.00	3/24/14	22	(825)
United Technologies Corp.	Call	USD	115.00	3/24/14	17	(3,782)

4	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Dividend Income Trust (BQY)

•	Exchange-traded options written as of January 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
The Walt Disney Co.	Call	USD	75.00	3/24/14	102	$(14,739)
Wells Fargo & Co.	Call	USD	47.00	3/24/14	28	(1,302)
Kraft Foods Group, Inc.	Call	USD	53.00	4/01/14	39	(3,744)
Total						$(171,409)

•	Over-the-counter options written as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
AT&T Inc.	Morgan Stanley & Co. International PLC	Call	USD	34.47	2/03/14	14,900	$(14)
Chevron Corp.	Morgan Stanley & Co. International PLC	Call	USD	123.71	2/03/14	2,900	—
Exxon Mobil Corp.	Credit Suisse International	Call	USD	100.39	2/04/14	10,800	—
Microsoft Corp.	Credit Suisse International	Call	USD	37.72	2/04/14	4,600	(1,652)
Pfizer, Inc.	Morgan Stanley & Co. International PLC	Call	USD	30.48	2/04/14	2,600	(304)
Royal Dutch Shell PLC - ADR	Citibank N.A.	Call	USD	68.05	2/04/14	1,300	(1,515)
U.S. Bancorp.	Morgan Stanley & Co. International PLC	Call	USD	39.74	2/04/14	9,000	(2,180)
Enbridge, Inc.	Morgan Stanley & Co. International PLC	Call	CAD	44.39	2/05/14	4,900	(10,455)
Ameren Corp.	UBS AG	Call	USD	35.96	2/07/14	9,000	(17,261)
AstraZeneca PLC	Credit Suisse International	Call	GBP	35.96	2/07/14	7,100	(30,701)
Sanofi	Credit Suisse International	Call	EUR	74.06	2/07/14	1,400	(2,189)
Verizon Communications, Inc.	Morgan Stanley & Co. International PLC	Call	USD	49.50	2/07/14	5,000	(300)
TeliaSonera AB	Morgan Stanley & Co. International PLC	Call	SEK	50.85	2/10/14	21,300	(104)
Altria Group, Inc.	Morgan Stanley & Co. International PLC	Call	USD	38.92	2/11/14	8,000	—
Scania AB, B Shares	Goldman Sachs International	Call	SEK	126.17	2/11/14	14,900	(18,028)
United Technologies Corp.	Morgan Stanley & Co. International PLC	Call	USD	112.46	2/11/14	2,000	(4,823)
Keppel Corp. Ltd.	Morgan Stanley & Co. International PLC	Call	SGD	10.87	2/12/14	21,000	(140)
Oracle Corp. Japan	Bank of America N.A.	Call	JPY	3,948.35	2/12/14	3,700	(5,646)
HCP, Inc.	UBS AG	Call	USD	36.98	2/14/14	4,800	(10,818)
Philip Morris International, Inc.	Citibank N.A.	Call	USD	86.06	2/14/14	2,400	(24)
BASF SE	Morgan Stanley & Co. International PLC	Call	EUR	78.61	2/18/14	3,800	(10,192)
Allianz SE	Deutsche Bank AG	Call	EUR	125.75	2/20/14	1,400	(2,883)
BHP Billiton PLC	UBS AG	Call	GBP	18.65	2/20/14	2,800	(776)
Aflac, Inc.	Morgan Stanley & Co. International PLC	Call	USD	65.00	2/21/14	2,800	(1,064)
Enbridge, Inc.	Morgan Stanley & Co. International PLC	Call	CAD	44.39	2/25/14	4,900	(10,429)
National Australia Bank Ltd.	Deutsche Bank AG	Call	AUD	34.15	2/26/14	12,900	(2,822)
Royal Dutch Shell PLC - ADR	Citibank N.A.	Call	USD	68.05	2/26/14	1,300	(2,306)
Treasury Wine Estates Ltd.	Goldman Sachs International	Call	AUD	4.70	2/26/14	14,200	(77)
United Overseas Bank Ltd.	Morgan Stanley & Co. International PLC	Call	SGD	20.44	2/26/14	7,000	(441)
Zurich Insurance Group AG	UBS AG	Call	CHF	267.62	2/27/14	300	(1,110)
British American Tobacco PLC	Citibank N.A.	Call	GBP	30.85	2/28/14	7,000	(2,021)
Total SA - ADR	Morgan Stanley & Co. International PLC	Call	USD	59.50	2/28/14	11,200	(4,243)
Wells Fargo & Co.	Morgan Stanley & Co. International PLC	Call	USD	45.78	2/28/14	4,000	(2,145)
Dominion Resources, Inc.	Credit Suisse International	Call	USD	67.30	3/03/14	4,700	(5,395)
Hudson City Bancorp, Inc.	Deutsche Bank AG	Call	USD	9.42	3/03/14	10,300	(900)
The Procter & Gamble Co.	Morgan Stanley & Co. International PLC	Call	USD	80.77	3/03/14	3,800	(783)
Australia & New Zealand Banking Group Ltd.	Goldman Sachs International	Call	AUD	31.17	3/05/14	7,200	(1,697)
CSX Corp.	Morgan Stanley & Co. International PLC	Call	USD	28.07	3/06/14	2,100	(331)
BHP Billiton PLC	Credit Suisse International	Call	GBP	18.52	3/07/14	2,800	(935)
Nestle SA	Goldman Sachs International	Call	CHF	66.61	3/07/14	2,200	(2,226)
Vinci SA	Goldman Sachs International	Call	EUR	49.25	3/07/14	4,800	(7,198)
Liberty Property Trust	Citibank N.A.	Call	USD	35.92	3/10/14	2,800	(2,080)

JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock Dividend Income Trust (BQY)

•	Over-the-counter options written as of January 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Wisconsin Energy Corp.	Credit Suisse International	Call	USD	42.33	3/10/14	3,300	$(6,902)
Ventas, Inc.	UBS AG	Call	USD	62.53	3/13/14	2,200	(3,135)
Mondelez International, Inc., Class A	Credit Suisse International	Call	USD	34.24	3/14/14	2,900	(1,206)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	88.97	3/14/14	3,900	(14,635)
GlaxoSmithKline PLC	Credit Suisse International	Call	GBP	16.67	3/18/14	13,000	(956)
American Express Co.	Citibank N.A.	Call	USD	89.17	3/19/14	1,800	(1,926)
Solvay SA	Morgan Stanley & Co. International PLC	Call	EUR	104.94	3/25/14	900	(3,872)
Hang Seng Bank Ltd.	UBS AG	Call	HKD	122.92	3/26/14	7,000	(1,334)
Hennes & Mauritz AB, B Shares	Goldman Sachs International	Call	SEK	297.50	3/26/14	8,600	(2,988)
Hopewell Holdings Ltd.	Morgan Stanley & Co. International PLC	Call	HKD	27.17	3/26/14	34,000	(1,729)
Ricoh Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	1,144.73	3/26/14	12,800	(4,856)
Santos Ltd.	Deutsche Bank AG	Call	AUD	13.60	3/26/14	26,600	(7,989)
Takeda Pharmaceutical Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	4,837.04	3/26/14	4,300	(5,459)
Johnson & Johnson	Morgan Stanley & Co. International PLC	Call	USD	91.83	3/27/14	3,100	(1,838)
Dominion Resources, Inc.	Credit Suisse International	Call	USD	67.21	4/01/14	4,700	(8,122)
Frontier Communications Corp.	Deutsche Bank AG	Call	USD	4.92	4/03/14	78,500	(6,304)
Mondelez International, Inc., Class A	Credit Suisse International	Call	USD	34.58	4/08/14	2,900	(1,562)
Total							$(243,021)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

6	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Dividend Income Trust (BQY)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$2,792,619	—	—	$2,792,619
Beverages	1,442,304	$113,767	—	1,556,071
Capital Markets	1,496,481	—	—	1,496,481
Chemicals	1,075,924	1,347,493	—	2,423,417
Commercial Banks	4,665,330	1,974,170	—	6,639,500
Construction & Engineering	—	791,215	—	791,215
Consumer Finance	561,132	—	—	561,132
Distributors	509,950	—	—	509,950
Diversified Financial Services	936,837	—	—	936,837
Diversified Telecommunication Services	4,488,928	395,483	—	4,884,411
Electric Utilities	1,782,946	750,889	—	2,533,835
Electrical Equipment	1,767,192	—	—	1,767,192
Food & Staples Retailing	650,762	—	—	650,762
Food Products	3,166,597	413,087	—	3,579,684
Health Care Equipment & Supplies	406,926	—	—	406,926
Hotels, Restaurants & Leisure	1,214,793	—	—	1,214,793
Household Products	1,195,272	—	—	1,195,272
Industrial Conglomerates	3,254,995	735,007	—	3,990,002
Insurance	3,652,387	881,451	—	4,533,838
IT Services	1,026,440	—	—	1,026,440
Leisure Equipment & Products	446,512	—	—	446,512
Machinery	—	764,133	—	764,133
Media	1,851,555	—	—	1,851,555
Metals & Mining	512,367	416,556	—	928,923
Multi-Utilities	3,254,022	—	—	3,254,022
Office Electronics	107,929	336,266	—	444,195
Oil, Gas & Consumable Fuels	7,993,320	778,142	—	8,771,462
Pharmaceuticals	5,972,385	2,790,252	—	8,762,637
Real Estate Investment Trusts (REITs)	2,663,250	—	—	2,663,250
Road & Rail	285,246	—	—	285,246
Semiconductors & Semiconductor Equipment	1,902,996	—	—	1,902,996
Software	1,987,264	369,343	—	2,356,607
Specialty Retail	1,498,575	924,489	—	2,423,064
Thrifts & Mortgage Finance	233,232	—	—	233,232
Tobacco	2,866,910	825,516	—	3,692,426
Short-Term Securities	2,789,648	—	—	2,789,648
Total	$70,453,026	$14,607,259	—	$85,060,285

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$13	—	—	$13
Liabilities:
Equity contracts	(151,709)	$(262,721)	—	(414,430)
Foreign currency exchange contracts	(68)	—	—	(68)
Total	$(151,764)	$(262,721)	—	$(414,485)

[1]

Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

JANUARY 31, 2014	7

Schedule of Investments (concluded)	BlackRock Dividend Income Trust (BQY)

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$12,812	—	—	$12,812
Liabilities:
Bank overdraft	—	$(2,602)	—	(2,602)
Total	$12,812	$(2,602)	—	$10,210

There were no transfers between Levels during the period ended January 31, 2014.

8	JANUARY 31, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Dividend Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Dividend Income Trust

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Dividend Income Trust

Date: March 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Dividend Income Trust

Date: March 25, 2014